Impairment of assets	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Impairment of assets

Note 8	Impairment of assets

2020
During the second quarter of 2020, we identified indicators of impairment for certain of our Bell Media TV services and radio markets, notably declines in advertising revenues, lower subscriber revenues and overall increases in discount rates resulting from the economic impact of the COVID-19 pandemic. Accordingly, impairment testing was required for certain groups of CGUs as well as for goodwill.

During Q2 2020, we recognized $452 million of impairment charges for our English and French TV services as well as various radio markets within our Bell Media segment. These charges included $291 million allocated to indefinite-life intangible assets for broadcast licences, $146 million allocated to finite-life intangible assets, mainly for program and feature film rights, and $15 million to property, plant and equipment for network and infrastructure and equipment. They were determined by comparing the carrying value of the CGUs to their fair value less cost of disposal. We estimated the fair value of the CGUs using both discounted cash flows and market-based valuation models, which include five-year cash flow projections derived from business plans reviewed by senior management for the period of July 1, 2020 to December 31, 2025, using discount rates of 8.0% to 9.5% and a perpetuity growth rate of (1.0%) to nil as well as market multiple data from public companies and market transactions. After impairments, the carrying value of these CGUs was $942 million.

There was no impairment of Bell Media goodwill. See Note 21, Goodwill, for further details.

2019
Impairment charges in 2019 included $85 million allocated to indefinite-life intangible assets, and $8 million allocated primarily to property, plant and equipment. These impairment charges related to broadcast licences and certain assets for various radio markets within our Bell Media segment. The impairment charges were a result of continued advertising demand and ratings pressures in the industry resulting from audience declines, as well as competitive pressure from streaming services. The charges were determined by comparing the carrying value of the CGUs to their fair value less cost of disposal. We estimated the fair value of the CGUs using both discounted cash flows and market-based valuation models, which include five-year cash flow projections derived from business plans reviewed by senior management for the period of January 1, 2020 to December 31, 2024, using a discount rate of 7.5% and a perpetuity growth rate of nil as well as market multiple data from public companies and market transactions. The carrying value of these CGUs was $464 million at December 31, 2019.